Supplement dated May 27, 2011
To
DAVIS SERIES, INC.
Statutory Prospectus dated May 1, 2011
The Financial Highlights section of the statutory prospectus is supplemented by adding the following information:

DAVIS SERIES, INC.
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning	Net Investment Income		Net Realized and	Total from Investment
	of Period	(Loss)		Unrealized Gains (Losses)	Operations

Davis Government Bond Fund Class Y:
Year ended December 31, 2010	$5.70	$0.16		$(0.04)	$0.12
Year ended December 31, 2009	$5.69	$0.18		$0.01	$0.19
Year ended December 31, 2008	$5.64	$0.20		$0.05	$0.25
Year ended December 31, 2007	$5.57	$0.22		$0.07	$0.29
Year ended December 31, 2006	$5.55	$0.19		$0.02	$0.21

Davis Government Money Market Fund Class A, B, C, & Y:
Year ended December 31, 2010	$1.000	$—	[f]	$—	$— [f]
Year ended December 31, 2009	$1.000	$0.003		$—	$0.003
Year ended December 31, 2008	$1.000	$0.022		$—	$0.022
Year ended December 31, 2007	$1.000	$0.046		$—	$0.046
Year ended December 31, 2006	$1.000	$0.044		$—	$0.044

Davis Financial Fund Class A:
Year ended December 31, 2010	$28.76	$0.23	[d]	$3.00	$3.23
Year ended December 31, 2009	$19.72	$0.12	[d]	$8.96	$9.08
Year ended December 31, 2008	$40.71	$0.16	[d]	$(19.02)	$(18.86)
Year ended December 31, 2007	$47.48	$0.20		$(2.56)	$(2.36)
Year ended December 31, 2006	$42.40	$0.04		$7.81	$7.85

Davis Financial Fund Class B:
Year ended December 31, 2010	$24.79	$(0.08)[d]		$2.56	$2.48
Year ended December 31, 2009	$17.17	$(0.11)[d]		$7.73	$7.62
Year ended December 31, 2008	$36.03	$(0.14)[d]		$(16.75)	$(16.89)
Year ended December 31, 2007	$42.82	$(0.20)[d]		$(2.28)	$(2.48)
Year ended December 31, 2006	$38.83	$(0.33)[d]		$7.09	$6.76

Davis Financial Fund Class C:
Year ended December 31, 2010	$25.44	$(0.03)[d]		$2.64	$2.61
Year ended December 31, 2009	$17.58	$(0.08)[d]		$7.94	$7.86
Year ended December 31, 2008	$36.77	$(0.11)[d]		$(17.11)	$(17.22)
Year ended December 31, 2007	$43.58	$(0.18)[d]		$(2.32)	$(2.50)
Year ended December 31, 2006	$39.46	$(0.32)[d]		$7.21	$6.89

Davis Financial Fund Class Y:
Year ended December 31, 2010	$29.40	$0.25	[d]	$3.09	$3.34
Year ended December 31, 2009	$20.16	$0.14	[d]	$9.16	$9.30
Year ended December 31, 2008	$41.57	$0.20	[d]	$(19.44)	$(19.24)
Year ended December 31, 2007	$48.38	$0.28		$(2.61)	$(2.33)
Year ended December 31, 2006	$43.10	$0.11		$7.94	$8.05

Davis Appreciation & Income Fund Class A:
Year ended December 31, 2010	$23.70	$0.40	[d]	$4.38	$4.78
Year ended December 31, 2009	$16.15	$0.38	[d]	$7.58	$7.96
Year ended December 31, 2008	$28.21	$0.54	[d]	$(12.06)	$(11.52)
Year ended December 31, 2007	$29.71	$0.61		$(0.18)	$0.43
Year ended December 31, 2006	$27.94	$0.68		$3.52	$4.20

Financial Highlights — (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends	Distributions					Net Assets,			Net
from Net	from			Net Asset		End of	Gross		Investment
Investment	Realized	Return of	Total	Value, End		Period (in	Expense	Net Expense	Income	Portfolio
Income	Gains	Capital	Distributions	of Period	Total Return[a]	thousands)	Ratio	Ratio[b]	(Loss) Ratio	Turnover[c]

$(0.16)	$—	$—	$(0.16)	$5.66	2.11%	$3,416	0.58%	0.58%	2.17%	33%
$(0.18)	$—	$—	$(0.18)	$5.70	3.44%	$3,032	0.64%	0.64%	2.86%	48%
$(0.20)	$—	$—	$(0.20)	$5.69	4.43%	$1,626	0.82%	0.82%	3.34%	67%
$(0.22)	$—	$—	$(0.22)	$5.64	5.32%	$410	0.99%	0.99%	3.99%	60%
$(0.19)	$—	$—	$(0.19)	$5.57	3.86%	$302	0.93%	0.93%	3.42%	65%

$— [f]	$—	$—	$— [f]	$1.000	0.02%	$320,687	0.61%	0.21%	0.02%	NA
$(0.003)	$—	$—	$(0.003)	$1.000	0.28%	$299,642	0.63%	0.47%	0.30%	NA
$(0.022)	$—	$—	$(0.022)	$1.000	2.26%	$395,211	0.57%	0.57%	2.30%	NA
$(0.046)	$—	$—	$(0.046)	$1.000	4.69%	$596,446	0.55%	0.55%	4.59%	NA
$(0.044)	$—	$—	$(0.044)	$1.000	4.47%	$558,107	0.56%	0.56%	4.41%	NA

$(0.23)	$—	$—	$(0.23)	$31.76	11.25%	$487,948	0.95%	0.95%	0.79%	2%
$(0.04)	$—	$—	$(0.04)	$28.76	46.02%[g]	$584,626	1.05%	1.05%	0.51%	9%
$(0.16)	$(1.97)	$—	$(2.13)	$19.72	(45.62)%	$425,854	1.06%	1.06%	0.50%	9%
$(0.10)	$(4.31)	$—	$(4.41)	$40.71	(5.31)%	$740,235	0.97%	0.97%	0.44%	15%
$—	$(2.77)	$—	$(2.77)	$47.48	18.74%	$818,054	0.98%	0.98%	0.09%	4%

$—	$—	$—	$—	$27.27	10.00%	$11,103	2.07%	2.07%	(0.33)%	2%
$—	$—	$—	$—	$24.79	44.38%[g]	$14,397	2.19%	2.19%	(0.63)%	9%
$—	$(1.97)	$—	$(1.97)	$17.17	(46.13)%	$14,236	2.08%	2.08%	(0.52)%	9%
$—	$(4.31)	$—	$(4.31)	$36.03	(6.17)%	$50,341	1.87%	1.87%	(0.46)%	15%
$—	$(2.77)	$—	$(2.77)	$42.82	17.65%	$95,545	1.88%	1.88%	(0.81)%	4%

$—	$—	$—	$—	$28.05	10.26%	$70,964	1.86%	1.86%	(0.12)%	2%
$—	$—	$—	$—	$25.44	44.71%[g]	$74,530	1.95%	1.95%	(0.39)%	9%
$—	$(1.97)	$—	$(1.97)	$17.58	(46.09)%	$58,474	1.94%	1.94%	(0.38)%	9%
$—	$(4.31)	$—	$(4.31)	$36.77	(6.10)%	$87,216	1.83%	1.83%	(0.42)%	15%
$—	$(2.77)	$—	$(2.77)	$43.58	17.70%	$96,478	1.85%	1.85%	(0.78)%	4%

$(0.26)	$—	$—	$(0.26)	$32.48	11.37%	$20,989	0.86%	0.86%	0.88%	2%
$(0.06)	$—	$—	$(0.06)	$29.40	46.13%[g]	$15,478	0.95%	0.95%	0.61%	9%
$(0.20)	$(1.97)	$—	$(2.17)	$20.16	(45.56)%	$8,958	0.97%	0.97%	0.59%	9%
$(0.17)	$(4.31)	$—	$(4.48)	$41.57	(5.15)%	$8,844	0.84%	0.84%	0.57%	15%
$—	$(2.77)	$—	$(2.77)	$48.38	18.90%	$10,566	0.84%	0.84%	0.23%	4%

$(0.40)	$—	$—	$(0.40)	$28.08	20.34%	$317,324	0.94%	0.94%	1.58%	20%
$(0.41)	$—	$—	$(0.41)	$23.70	49.68%	$275,411	1.06%	1.06%	1.98%	15%
$(0.54)	$—	$—	$(0.54)	$16.15	(41.43)%	$227,940	1.07%	1.07%	2.24%	28%
$(0.60)	$(1.33)	$—	$(1.93)	$28.21	1.30%	$567,728	1.01%	1.01%	2.04%	23%
$(0.64)	$(1.79)	$—	$(2.43)	$29.71	15.19%	$393,888	1.06%	1.06%	2.35%	25%